Document and Entity Information	Sep. 30, 2016
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Sep. 30, 2016
Document Effective Date	Sep. 30, 2016
Prospectus Date	Jan. 28, 2016
Core Plus Fixed Income Portfolio | Class A Shares
Prospectus:
Trading Symbol	MFXAX
Core Plus Fixed Income Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPFIX
Core Plus Fixed Income Portfolio | Investment Class
Prospectus:
Trading Symbol	MAFIX
Corporate Bond Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPFDX
Short Duration Income Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPLDX